Long-term investments	12 Months Ended
Dec. 31, 2022
Long-term investments.
Long-term investments

10. Long-term investments

During the year ended December 31, 2017, the Group invested RMB15,000,000 in cash for 10% of the equity interest of Nanjing Ruanshi Inforamtion Technology Co., Ltd., a private company which mainly operates computer services, advisory and car leasing & financing. The significant influence can be given by the Group as the Group has its representation on the board and thus equity method was applied. As the investee was unable to sustain an earnings capacity that would justify the carrying amount of the investment, the Group fully impaired the investment amounting to RMB12,538,280 and considered that such impairment is other than temporary in 2019.

In 2017, the Group also invested RMB40,000,000 in cash of equity interests of Guangzhou Rennuo Network Technology Co., Ltd. through nominee arrangement where the Group obtained all shareholder rights associated with the 40% equity holdings through contractual agreements with the nominal shareholder as the Group currently does not meet certain regulatory requirements to directly invest in such investee company. As the Group has significant influence over the private entity through its representation on the board, the investment was accounted for using the equity method. During the year ended December 31, 2021 and 2022, the Group has collected its capital contribution of RMB40,000,000 and an investment income of RMB2,926,504 from the investee company, and the investee company had been winded up subsequently in 2022.

During the year ended December 31, 2018, the Group invested RMB225,000,000 in cash for 15% equity interest of Jiangxi Ruijing Financial Asset Management Co., Ltd. (‘‘Jiangxi Ruijing’’), a PRC based asset management company through a nominee arrangement where the Group obtained all shareholder rights associated with the 15% equity holdings through contractual agreements with the nominal shareholder. Given that the Group has the ability to significantly influence Jiangxi Ruijing, the equity method of accounting was used.

During the year ended December 31, 2020, the Group invested RMB3,500,000 in cash for 20% equity interest of Shenzhen Zuopeng Digital Technology Co., Ltd., a PRC based digital system service company, whereas the Group obtained less than 17% of the voting power of the investee. Given that the Group does not have the ability to exercise significant influence over investments, the cost method of accounting was used. During the year ended December 31, 2022, the Group disposed all of its beneficial interest at cost and further received an investment income of RMB425,843 from the investee.

During the year ended December 31, 2021, the Group invested RMB315,000,000 in cash for 45% equity interest of Shenyang Tianxinhao Technology Limited, a PRC based software and information technology services company. As stated in the shareholder agreement, the historical assets (which refer to assests other than equity of Newup Bank of Liaoning, same below), claims or debts and other actual or potential profits or losses, which are generated before the closing date or after the closing date but attributable to reasons before the closing date, as descried in the agreement, shall be enjoyed and borne by the original shareholder, the Group will not bear any historical assets, claims or debts set forth. The significant influence can be given by the Group as the Group has its representation on the board and thus equity method was applied. The difference between the amount at which the long-term investment was carried and the amount of the underlying equities in net assets amounting to RMB74,940,264 and RM48,074,531 as of December 31, 2021 and 2022, respectively. The Group impaired the investment amounting to RMB26,865,733 during the year of 2022 and considered that such impairment is other than temporary.

The following table presents the summary combined financial information for the investee companies as of and for the years ended December 31, 2021 and 2022.

	As of December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	327,483,767	274,926,779	39,860,636
Financial investments	4,291,549,384	2,952,624,941	428,090,376
Prepaid expenses and other current assets, net	1,331,030,237	454,270,439	65,863,023
Long-term investments	538,864,786	416,823,932	60,433,789
Other non-current assets	29,069,461	1,845,308,140	267,544,531
Total assets	6,517,997,635	5,943,954,231	861,792,355
Liabilities:
Short-term borrowings	136,611,562	38,711,000	5,612,567
Accrued expenses and other current liabilities	742,552,522	2,772,708,125	402,004,890
Long-term borrowings	2,611,819,014	926,420,194	134,318,302
Other non-current liabilities	5,738,967	1,376,249	199,537
Total liabilities	3,496,722,065	3,739,215,568	542,135,296

	Year ended
	December 31,	Year ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Net revenues	315,420,375	336,391,921	48,772,244
Net income (loss)	123,545,201	(170,276,127)	(24,687,718)